Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-11-27	12 Months Ended
Jun. 30, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 27, 2023
Erroneous Compensation Analysis

On November 27, 2023, our Board of Directors adopted a policy (commonly known as a “clawback” policy) which provides for the recovery of erroneously awarded incentive compensation to certain of our officers in the event that we are required to prepare an accounting restatement due to material noncompliance by us with any financial reporting requirements under the federal securities laws. This policy is designed to comply with Section 10D of the Securities Exchange Act of 1934, as amended, related rules and the listing standards of Nasdaq Stock Market or any other securities exchange on which our shares are listed in the future. The policy is administered by our Board of Directors or, if so designated by the Board of Directors, the Compensation Committee. Any determinations made by the Board shall be final and binding on all affected individuals.